Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
May 31, 2025

Dates Covered
Collections Period	05/01/25 - 05/31/25
Interest Accrual Period	05/15/25 - 06/15/25
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/25	391,457,288.55	21,643
Yield Supplement Overcollateralization Amount 04/30/25	26,671,359.30	0
Receivables Balance 04/30/25	418,128,647.85	21,643
Principal Payments	18,832,265.02	499
Defaulted Receivables	659,370.69	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/25	24,864,001.10	0
Pool Balance at 05/31/25	373,773,011.04	21,110

Pool Statistics	$ Amount	# of Accounts
Pool Factor	34.28%
Prepayment ABS Speed	1.34%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	7,149,727.88	285
Past Due 61-90 days	2,164,393.77	88
Past Due 91-120 days	212,007.35	12
Past Due 121+ days	0.00	0
Total	9,526,129.00	385

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.39%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.60%
Delinquency Trigger Occurred	NO

Recoveries	572,970.43
Aggregate Net Losses/(Gains) - May 2025	86,400.26
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.25%
Prior Net Losses/(Gains) Ratio	0.10%
Second Prior Net Losses/(Gains) Ratio	0.37%
Third Prior Net Losses/(Gains) Ratio	0.30%
Four Month Average	0.26%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.61%

Overcollateralization Target Amount	5,232,239.66
Actual Overcollateralization	5,232,239.66
Weighted Average Contract Rate	5.81%
Weighted Average Contract Rate, Yield Adjusted	10.13%
Weighted Average Remaining Term	39.12

Flow of Funds	$ Amount
Collections	21,407,265.01
Investment Earnings on Cash Accounts	12,077.55
Servicing Fee	(348,440.54)
Transfer to Collection Account	-
Available Funds	21,070,902.02

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,318,477.44
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	12,452,037.85
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,232,239.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,872,944.32

Total Distributions of Available Funds	21,070,902.02

Servicing Fee	348,440.54
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 05/15/25	386,225,048.89
Principal Paid	17,684,277.51
Note Balance @ 06/16/25	368,540,771.38

Class A-1
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-2a
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-2b
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-3
Note Balance @ 05/15/25	239,595,048.89
Principal Paid	17,684,277.51
Note Balance @ 06/16/25	221,910,771.38
Note Factor @ 06/16/25	74.6671505%

Class A-4
Note Balance @ 05/15/25	99,500,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	99,500,000.00
Note Factor @ 06/16/25	100.0000000%

Class B
Note Balance @ 05/15/25	31,390,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	31,390,000.00
Note Factor @ 06/16/25	100.0000000%

Class C
Note Balance @ 05/15/25	15,740,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	15,740,000.00
Note Factor @ 06/16/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,513,680.19
Total Principal Paid	17,684,277.51
Total Paid	19,197,957.70

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.33228%
Coupon	5.04228%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.66000%
Interest Paid	930,427.44
Principal Paid	17,684,277.51
Total Paid to A-3 Holders	18,614,704.95

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.4501214
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.9417218
Total Distribution Amount	18.3918432

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.1306441
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	59.5029526
Total A-3 Distribution Amount	62.6335967

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	704.13
Noteholders' Principal Distributable Amount	295.87

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/25	2,616,119.83
Investment Earnings	9,446.99
Investment Earnings Paid	(9,446.99)
Deposit/(Withdrawal)	-
Balance as of 06/16/25	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,988,881.86	$2,550,606.15	$2,573,071.28
Number of Extensions	81	99	105
Ratio of extensions to Beginning of Period Receivables Balance	0.48%	0.58%	0.56%